Subsequent Events - Additional Information (Detail) - Subsequent Event [Member]		1 Months Ended
	Jan. 22, 2020 $ / shares shares	Jan. 31, 2020 shares
Mr Jinnan And Mr Ning Ding [Member]
Subsequent Event [Line Items]
Percentage of voting interest held		77.20%
Common Class A [Member]
Subsequent Event [Line Items]
Voting Rights		Class A ordinary share is entitled to one vote
Common Class B [Member]
Subsequent Event [Line Items]
Voting Rights		Class B ordinary share is entitled to 10 votes
Common Class B [Member] | Mr Jinnan And Mr Ning Ding [Member]
Subsequent Event [Line Items]
Percentage of voting iInterest held		25.30%
American Depositary Shares [Member]
Subsequent Event [Line Items]
Stock split, conversion ratio	20
Share Price | $ / shares	$ 11.0
American Depositary Shares [Member] | IPO [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	4,100,000
2018 Incentive Plan [Member] | Kastle Limited [Member]
Subsequent Event [Line Items]
Share based compensation arrangement, shares issued during period		25,428,430